UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-03714

                         Phoenix CA Tax-Exempt Bond Fund
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.                      John R. Flores, Esq.
Vice President, Chief Legal Officer,                 Vice President
Counsel and Secretary for Registrant          Litigation/Employment Counsel
   Phoenix Life Insurance Company            Phoenix Life Insurance Company
          One American Row                          One American Row
         Hartford, CT 06102                        Hartford, CT 06102
--------------------------------------------------------------------------------
                           (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: April 30
                                               -----------

                     Date of reporting period: July 31, 2005
                                               --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.




PHOENIX CA TAX-EXEMPT BOND FUND
GLOSSARY
JULY 31, 2005

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

A leading insurer of bonds, providing bondholders an unconditional, irrevocable guarantee that principal and interest payments would be received in full and on time.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FNMA or "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)

A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)

A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

Phoenix CA Tax-Exempt Bond Fund
(Formerly Phoenix-Goodwin California Tax Exempt Bond Fund)

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

                                                      PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------
MUNICIPAL TAX-EXEMPT BONDS(c)--95.1%

DEVELOPMENT REVENUE--5.2%
Los Angeles County Public Works
  Financing Authority 5.50%,
  10/1/12 (MBIA/IBC Insured)                         $       530     $   562,245
San Diego Redevelopment Agency
  Series B 5.35%, 9/1/24 (AMBAC
  Insured)                                                 1,000       1,078,910
Santa Clara Redevelopment Agency
  Tax Allocation 5%, 6/1/22 (MBIA
  Insured)                                                 1,000       1,055,570
                                                                     -----------
                                                                       2,696,725
                                                                     -----------

GENERAL OBLIGATION--17.0%
California State 5.50%, 4/1/08
  (MBIA Insured)                                           1,500       1,597,935
California State 5%, 2/1/20                                  750         793,042
Gilroy Unified School District 5%,
  8/1/27 (FGIC Insured)                                      500         527,270
Los Angeles Unified School District
  Election of 1997 Series E 5.125%,
  1/1/27 (MBIA Insured)                                    1,000       1,061,110
Lucia Mar Unified School District
  Election 2004 Series A 5%, 8/1/27
  (FGIC Insured)                                           1,000       1,060,180
Santa Clara Unified School District
  5.50%, 7/1/20 (FGIC Insured)                             1,000       1,096,980
Walnut Valley Unified School
  District Series A 0%, 8/1/19
  (MBIA Insured)                                           3,095       1,449,977
West Contra Costa Unified School
  District Series A 5.45%, 2/1/18
  (MBIA Insured)                                           1,060       1,216,742
                                                                     -----------
                                                                       8,803,236
                                                                     -----------

GENERAL REVENUE--13.8%
Anaheim Public Financing Authority
  Series C 6%, 9/1/16 (FSA Insured)                        2,600       3,040,752
Fontana Public Financing Authority
  Tax Allocation 5%, 10/1/29 (AMBAC
  Insured)                                                 1,000       1,055,390
Orange County Recovery Certificates
  of Participation Series A 5.80%,
  7/1/16 (MBIA Insured)                                    1,500       1,569,135
Pomona Certificates of
  Participation 5.50%, 6/1/28
  (AMBAC Insured)                                          1,365       1,518,958
                                                                     -----------
                                                                       7,184,235
                                                                     -----------

MEDICAL REVENUE--2.1%
California State Public Works Board
  Department of Mental Health
  Series A 5.50%, 6/1/16                                   1,000       1,100,430

                                                      PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------
MUNICIPAL TAX-EXEMPT BONDS (continued)

MULTIFAMILY REVENUE--3.2%
Los Angeles Community Redevelopment
  Agency Series A 6.55%, 1/1/27
  (AMBAC/FHA Insured)                                $     1,630     $ 1,657,091

POWER REVENUE--6.4%
Los Angeles Water and Power System
  Series A-A-2 5.375%, 7/1/21 (MBIA
  Insured)                                                 2,000       2,156,520
Northern California Power Agency
  Series A 5.20%, 7/1/32 (MBIA
  Insured)                                                 1,120       1,180,760
                                                                     -----------
                                                                       3,337,280
                                                                     -----------

PRE-REFUNDED--38.5%
Covina Community Redevelopment
  Agency 8.80%, 1/1/08(b)                                    435         469,300
Huntington Park Redevelopment
  Agency Series A 8%, 12/1/19
  (FHA/VA/PRIV MTGS Insured)(b)                            2,400       3,469,128
Los Angeles County Public Works
  Financing Authority 5.50%,
  10/1/12 Prerefunded 10/1/07 @ 101
  (MBIA/IBC Insured)                                         970       1,034,495
Los Angeles Harbor Department
  7.60%, 10/1/18(b)                                        1,035       1,298,170
M-S-R Public Power Agency Series D
  6.75%, 7/1/20 (MBIA Insured)(b)                          3,205       3,860,775
Northern California Power Agency
  7.50%, 7/1/23 Prerefunded 7/1/21
  @ 100 (AMBAC Insured)                                      195         268,199
Pomona Unified School District
  General Obligation Series C
  5.60%, 8/1/12 (MBIA Insured)(b)                          1,500       1,705,890
Riverside County Single Family
  Revenue Series A 7.80%, 5/1/21
  (GNMA Collateralized)(b)                                 4,000       5,601,160
Riverside County Single Family
  Revenue Series B 8.625%, 5/1/16
  (GNMA Collateralized)(b)                                   700         987,987
Torrance Hospital (Little Co. of
  Mary Hospital) Series A 7.10%,
  12/1/15 Prerefunded 12/1/05 @100                         1,300       1,319,318
                                                                     -----------
                                                                      20,014,422
                                                                     -----------

WATER & SEWER REVENUE--8.9%
Delta Diablo Sanitation District
  Certificates of Participation 0%,
  12/1/16 (MBIA Insured)                                   1,070         659,355
Los Angeles Wastewater System
  Series D 4.70%, 11/1/17 (FGIC
  Insured)                                                 2,885       2,892,876

Phoenix CA Tax-Exempt Bond Fund

                                                   PAR VALUE
                                                     (000)           VALUE
                                                  -----------     -----------

MUNICIPAL TAX-EXEMPT BONDS (continued)

WATER & SEWER REVENUE (CONTINUED)
Metropolitan Water District Southern California
  Waterworks Series B-3 5%, 10/1/29 (MBIA
  Insured)                                        $     1,000     $ 1,058,700
                                                                  -----------
                                                                    4,610,931
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $45,139,723)                                      49,404,350
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $45,139,723)                                      49,404,350
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.0%

COMMERCIAL PAPER--4.0%
Sysco Corp. 3.26%, 8/1/05                               2,045       2,044,630
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,045,000)                                        2,044,630
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $47,184,723)                                      51,448,980(a)

Other assets and liabilities, net--0.9%                               488,311
                                                                  -----------
NET ASSETS--100.0%                                                $51,937,291
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,276,267 and gross depreciation of $12,010 for federal income tax purposes. At July 31, 2005, the aggregate cost of securities for federal income tax purposes was $47,184,723.

(b)   Escrowed to maturity.

(c) At July 31, 2005, 86% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 39%, GNMA 13%, AMBAC 11%, and FGIC 11%.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix CA Tax-Exempt Bond Fund

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 20, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     September 19, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.